Vessel Operating Expenses - Summary of Vessel Operating Expenses Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Crew wages and related costs	$ 13,899,451	$ 13,452,713	$ 8,592,098
Insurance	1,300,635	1,168,486	780,973
Repairs and maintenance	3,800,814	3,884,234	2,474,586
Spares and consumable stores	4,713,148	4,821,081	2,901,979
Miscellaneous expenses	2,658,686	2,315,920	1,643,500
Total	$ 26,372,734	$ 25,642,434	$ 16,393,136